Pension and Severance Plans (Accumulated Benefit Obligations for All Defined Benefit Pension Plans) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Japan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	¥ 635,285	¥ 654,209
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	¥ 392,375	¥ 354,100